Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies [Abstract]
Maturity of Lease Liability
Maturities of the Company’s operating lease liabilities as of December 31, 2020 are as follows:

Year Ending December 31,
2021	$396,956
2022	416,124
2023	283,816
2024	—
2025	—

Total lease payments	1,096,896
Less: imputed interest	(104,196)

Total operating lease liabilities	$992,700